Share capital - Disclosure of stock options granted (Details)																																											12 Months Ended
	Dec. 17, 2019 USD ($) shares	Dec. 17, 2019 CAD ($) shares	Dec. 13, 2019 USD ($) shares	Dec. 13, 2019 CAD ($) shares	Nov. 19, 2019 USD ($) shares	Nov. 19, 2019 CAD ($) shares	Oct. 28, 2019 USD ($) shares	Oct. 28, 2019 CAD ($) shares	Oct. 22, 2019 USD ($) shares	Oct. 22, 2019 CAD ($) shares	Oct. 02, 2019 USD ($) shares	Oct. 02, 2019 CAD ($) shares	Sep. 26, 2019 USD ($) shares	Sep. 26, 2019 CAD ($) shares	Sep. 04, 2019 USD ($) shares	Sep. 04, 2019 CAD ($) shares	Aug. 19, 2019 USD ($) shares	Aug. 19, 2019 CAD ($) shares	Jul. 03, 2019 USD ($) shares	Jul. 03, 2019 CAD ($) shares	Apr. 29, 2019 USD ($) shares	Apr. 29, 2019 CAD ($) shares	Apr. 24, 2019 USD ($) shares	Apr. 24, 2019 CAD ($) shares	Apr. 02, 2019 USD ($) shares	Apr. 02, 2019 CAD ($) shares	Mar. 29, 2019 USD ($) shares	Mar. 29, 2019 CAD ($) shares	Jan. 29, 2019 USD ($) shares	Jan. 29, 2019 CAD ($) shares	Oct. 17, 2018 USD ($) shares	Oct. 17, 2018 CAD ($) shares	Mar. 21, 2018 USD ($) shares	Mar. 21, 2018 CAD ($) shares	Feb. 22, 2018 USD ($) shares	Feb. 22, 2018 CAD ($) shares	Feb. 09, 2018 USD ($) shares	Feb. 09, 2018 CAD ($) shares	Feb. 05, 2018 USD ($) shares	Feb. 05, 2018 CAD ($) shares	Feb. 01, 2018 USD ($) shares	Feb. 01, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)					$ 5,730.00	$ 7,590.00																																					$ 8.14	$ 6.54
Number					50,000	50,000																																					2,520,000	3,003,000
Employees
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)	$ 18,690.00	$ 24,590.00	$ 18,200.00	$ 23,990.00			$ 4,740.00	$ 6,190.00	$ 4,910.00	$ 6,430.00	$ 5,110.00	$ 6,790.00	$ 5,630.00	$ 7,470.00	$ 5,700.00	$ 7,560.00	$ 5,900.00	$ 7,850.00	$ 6,420.00	$ 8,390.00	$ 6,280.00	$ 8,450.00	$ 6.29	$ 8.48	$ 6.72	$ 8.97	$ 6.42	$ 8.62													$ 5.30	$ 6.52
Number	15,000	15,000	15,000	15,000			300,000	300,000	10,000	10,000	5,000	5,000	10,000	10,000	15,000	15,000	455,000	455,000	25,000	25,000	10,000	10,000	5,000	5,000	30,000	30,000	10,000	10,000													503,000	503,000
Employees | Tranche one
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																													$ 6.06	$ 8.04
Number																													260,000	260,000
Employees | Tranche two
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																													$ 6.06	$ 8.04
Number																													20,000	20,000
Chief executive officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																					$ 6.28	$ 8.45																	$ 5.19	$ 6.42
Number																					1,600,000	1,600,000																	400,000	400,000
Share options granted expiration period																																											10 years
Chief executive officer | Tranche one
Disclosure of stock options granted [Line Items]
Share options granted vesting period																																											12 months
Share options granted vesting period percentage																																											25.00%
Chief executive officer | Tranche two
Disclosure of stock options granted [Line Items]
Share options granted vesting period																																											36 months
Share options granted vesting period percentage																																											75.00%
Share options granted monthly vesting period percentage																																											2.083%
Officer
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																													$ 6.06	$ 8.04			$ 5.40	$ 7.06							$ 5.30	$ 6.52
Number																													875,000	875,000			150,000	150,000							1,675,000	1,675,000
Share options granted vesting period																																											24 months
Share options granted expiration period																																											10 years
Directors
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																			$ 6,420.00	$ 8,390.00	$ 6,280.00	$ 8,450.00							$ 6.06	$ 8.04					$ 5.46	$ 6.92	$ 5.09	$ 6.40	$ 5.19	$ 6.42
Number																			140,000	140,000	60,000	60,000							210,000	210,000					50,000	50,000	50,000	50,000	150,000	150,000
Share options granted vesting period																																											12 months
Share options granted expiration period																																											10 years
New Employees
Disclosure of stock options granted [Line Items]
Grant price (in usd per share and cad per share)																															$ 5.93	$ 7.70
Number																															25,000	25,000
Officers and employees
Disclosure of stock options granted [Line Items]
Share options granted vesting period																																											36 months
Share options granted expiration period																																											10 years
Officers and employees | Tranche one
Disclosure of stock options granted [Line Items]
Share options granted vesting period																																											12 months
Share options granted vesting period percentage																																											33.00%
Officers and employees | Tranche two
Disclosure of stock options granted [Line Items]
Share options granted vesting period																																											24 months
Share options granted monthly vesting period percentage																																											2.78%